Current Assets	3 Months Ended
Sep. 30, 2023
CURRENT ASSETS [Abstract]
CURRENT ASSETS

NOTE 5. CURRENT ASSETS

Other Current Assets

Year	September 30, 2023 (unaudited)	June 30, 2023	June 30, 2022
Retention Receivables	2,590,611	2,590,611	2,584,054
Amount Due from a Related Party	2,191,608	2,072,077	4,960,679
Accrued Discount on Convertible notes	63,862	70,000	—
Buy Back Commitment	2,000,000
Other misc. current assets	473,968	210,935	139,777
Total other current assets	$7,284,049	$4,943,623	$7,684,510

Related party advances

As of June 30, 2023, and June 30, 2022, the Company had amounts due from Ilustrato Pictures International, Inc. (“ILUS”), a majority shareholder of the Company, of $277,859 and $(30,000), respectively. These figures are related to an intercompany loan agreement executed by and between the Company and ILUS on June 15, 2022. The maximum principal amount to be borrowed by either party from each other under the agreement is $1,000,000. The purpose of the agreement is to provide for working capital to either the Company or ILUS through cash advances on an unsecured basis requested by either party at any time and from time to time in amounts of up to $100,000 and the agreement shall automatically be renewed for successive one-year terms thereafter unless terminated. The intercompany loan agreement has a term of one year from the date of execution and all cash advances mature and become payable on the termination date. Any unpaid principal accrues simple interest from the date of each cash advance until payment in full at a rate equal to 1% per annum.

As of June 30, 2023, and June 30, 2022, the Company had amounts due from Gerab National Enterprises LLC (“Gerab”), a shareholder of Quality International, the operating subsidiary of the Company, of $1,794,218 and $4,990,679, respectively. Gerab is a large supplier of piping and steel solutions located in the UAE and supplies piping and steel to Quality International. The amounts due are related to an advance in connection with the supply of materials for which delivery was delayed. The amount due has reduced following resumption of the delayed project leading to delivery of the materials as per project milestones. The amount due will be further reduced by the end of as the remaining materials are delivered. As per the audited financial statements of Quality International, outstanding balances at the year-end arise in the normal course of business. For the year ended June 30, 2023, Quality International has not recorded impairment of amounts owed by any related party, as the provision for expected credit losses on the amounts due from a related party was not material to the financial statements and the credit risk associated with it, is assessed as low/nil for the period June 30, 2022.

As of September 30, 2023, and September 30, 2022, the Company had amounts due from Ilustrato Pictures International, Inc. (“ILUS”), a majority shareholder of the Company, of $397,390 and $(30,000), respectively. These figures are related to an intercompany loan agreement executed by and between the Company and ILUS on June 15, 2022. The maximum principal amount to be borrowed by either party from each other under the agreement is $1,000,000. The purpose of the agreement is to provide for working capital to either the Company or ILUS through cash advances on an unsecured basis requested by either party at any time and from time to time in amounts of up to $100,000 and the agreement shall automatically be renewed for successive one-year terms thereafter unless terminated. The intercompany loan agreement has a term of one year from the date of execution and all cash advances mature and become payable on the termination date. Any unpaid principal accrues simple interest from the date of each cash advance until payment in full at a rate equal to 1% per annum.

As of September 30, 2023, and September 30, 2022, the Company had amounts due from Gerab National Enterprises LLC (“Gerab”), a shareholder of Quality International, the operating subsidiary of the Company, of $1,794,218 and $4,990,679, respectively. Gerab is a large supplier of piping and steel solutions located in the UAE and supplies piping and steel to Quality International. The amounts due are related to an advance in connection with the supply of materials for which delivery was delayed. The amount due has reduced following resumption of the delayed project leading to delivery of the materials as per project milestones. The amount due will be further reduced by the end of as the remaining materials are delivered. As per the audited financial statements of Quality International, outstanding balances at the year-end arise in the normal course of business. For the year ended June 30, 2023, Quality International has not recorded impairment of amounts owed by any related party, as the provision for expected credit losses on the amounts due from a related party was not material to the financial statements and the credit risk associated with it, is assessed as low/nil for the period June 30, 2022.

On September 15, 2023, the Company issued to Nicolas Link 2,000,000 shares of our common stock pursuant to his employee contract with a grant-date and fair market value of $0.27.

On September 15, 2023, the Company issued to John-Paul Backwell 2,000,000 shares of our common stock, pursuant to his employee contract, with a grant-date and fair market value of $0.27.

On September 15, 2023, the Company issued to Carsten Kjems Falk 1,250,000 shares of our common stock, pursuant to his employee contract, with a grant-date and fair market value of $0.27.

On September 15, 2023, the Company issued to Louise Bennett 350,000 shares of our common stock, pursuant to her employee contract, with a grant-date and fair market value of $0.27.

On September 10, 2021, the Company issued 1,500,000 shares of the Company’s $0.001 par value common stock to the CEO, Carsten Kjems Falk, pursuant to his employee agreement. The shares were valued on the grant date at $2.75 per share, totaling $4,125,000.

On September 10, 2021, the Company issued 111,111 shares of the Company’s $0.001 par value common stock to the previous Executive Chairman Paul Quintal pursuant to his employment agreement. The shares were valued on the grant date at $1.70 per share, amounting to $188,889.

On May 4, 2023, the Company issued to Nicolas Link 2,750,000 shares of our common stock with a grant-date and fair market value of the award as of June 1, 2022, at $0.0721 pursuant to his employee contract.

On May 4, 2023, the Company issued to John-Paul Backwell 2,250,000 shares of our common stock with a grant-date and fair market value of the award as of June 1, 2022, at $0.0721 pursuant to his employee contract.

On May 4, 2023, the Company issued to Carsten Kjems Falk 2,250,000 shares of our common stock with a grant-date and fair market value of the award as of June 1, 2022, at $0.0721 pursuant to his employee contract.

On May 4, 2023, the Company issued to Krishnan Krishnamoorthy 2,250,000 shares of our common stock with a grant-date and fair market value of the award as of June 1, 2022, at $0.0721 pursuant to his employee contract.

On May 4, 2023, the Company issued to Louise Bennett 500,000 shares of our common stock with a grant-date and fair market value of the award as of June 1, 2022, at $0.0721 pursuant to her employee contract.

On December 30, 2020, the Company entered into a $1,000,000 revolving note agreement. The note carries a 0.01% interest rate and is due on the later of the date the Company has the funds to repay the note or 24 months. On May 25, 2022, the balance of the line of credit was settled in full with the transfer of the Company’s 51% ownership interest in Etheralabs LLC to the shareholder. As of June 30, 2023, and June 30, 2022, the note had a balance of $0 and $0, respectively.

Accounts Receivables

Accounts receivables are recorded at face amount less an allowance for credit losses. The allowance is an estimate based on historical collection experience, current and future economic and market conditions, and a review of the current status of each customer’s trade accounts receivable. Management evaluates the aging of the accounts receivable balances and the financial condition of its customers and all other forward-looking information that is reasonably available to estimate the amount of accounts receivable that may not be collected in the future and records the appropriate provision.

Accounts receivable arise from our subsidiary Quality International. The duration of such receivables extends from 30 days beyond 12 Months with an average of 60 days. Receivables less than 60 days neither past due nor impaired amounted to $18,564,373 on June 30, 2023, compared to $1,396,611 on June 30, 2022. Payments are received only when a project milestone or entire project is completed, and approvals are obtained. Provisions are created based on the estimated irrecoverable amounts determined by referring to past default experience. The accounts receivable that extends beyond 12 months, amounting to $30,095,285 as of June 30, 2023, and $17,586,218 as of June 30, 2022. Due to warranties on legacy receivables are guaranteed by Gerab National Enterprises LLC. The guarantee has been filed as an exhibit to this registration statement.

Accounts Receivables Ageing	September 30, 2023 (unaudited)	June 30, 2023	June 30, 2022
1-30 days	14,284,381	8,808,321
31-60 days	13,885,320	9,756,052	4,169,830
61-90 days	4,536,646	2,229,955
91-120 days	3,401,662	3,175,545
121-365 days	6,489,961	6,343,715
366 days and above	30,095,285	30,095,285	17,586,218
Total	$72,693,254	$60,408,873	21,756,048

Work In Progress

Work-in-progress is stated at cost plus attributable profit, less provision for any anticipated losses and progress billings. Cost comprises direct materials, labor, depreciation, and overheads. If any progress billings for any contract exceed the cost-plus attributable profit or less anticipated losses, the excess to be shown as excess progress billings. Claims are only recognized as income when the outcome and recoverability can be determined with reasonable certainty. Contract revenue and costs are recognized as revenue and expenses, respectively, in the statement of comprehensive income when the outcome of a construction contract can be estimated reliably.

In accordance with ASC-606 revenue recognition, amounts are billed in accordance with contractual terms or as work progresses. Unbilled amounts arise when the timing of billing differs from the timing of revenue recognized, such as when contract provisions require specific milestones to be met before a customer can be billed. Unbilled amounts primarily relate to performance obligations satisfied over time when the cost-to-cost method is utilized, and the revenue recognized exceeds the amount billed to the customer as there’s not yet a right to invoice in accordance with contractual terms. Unbilled amounts are recorded as a contract asset when the revenue associated with the contract is recognized prior to billing and derecognized when billed in accordance with the terms of the contract.

Advances to Sub — Contractors/suppliers

Advances have been paid to the suppliers and subcontractors in the ordinary course of business for procurement of specialized material and equipment required in the process of manufacturing of pressure vessels, tanks, heat exchangers and construction of storage tanks and pipes. The company is engaged in the production of process equipment, pressure vessels, and substantial offshore structures. To undertake these projects, the company is required to make substantial upfront investments in materials and machinery. These projects involve many processes and take substantial time to complete.

Retention Receivables

Retention receivable relates to a percentage of the contract price being retained by the customers for a period of 12 to 18 months (as per contract agreements), for the purpose of repair of damages (if any), that arise as a result of work done on the projects by the Company. These amounts are received at the expiration of the retention period.

Other misc. Current Assets

Other Current Assets as mentioned in the above table includes advances paid in connection with operations of the Company.